Leases - Lessor: Net Investment in Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Net Investment In Direct Financing And Sales Type Lease [Abstract]
Lease receivables	¥ 998,050	¥ 1,049,409
Unguaranteed residual value	29,245	27,868
Initial direct costs	2,223	3,687
Total	¥ 1,029,518	¥ 1,080,964